LEASES (Details Narrative)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Apr. 02, 2020
Leases [Abstract]
Lessee, Operating Lease, Term of Contract										39 months
Operating Leases, Rent Expense	$ 12,400	$ 26,884		$ 26,844	$ 53,768	$ 53,768	$ 107,540	$ 35,766
[custom:OperatingLeasesAnnualRentIncreasePercentange-0]										0.03
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability			$ 270,950		270,950
Lease Incentive Received									$ 139,000
[custom:CashPaidforLeaseLiabilities-0]		$ 76,716			$ 76,716